Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment, Net [Abstract]
Schedule of Property, Plant and Equipment

As of December 31, 2024 and 2023, property, plant and equipment consisted of the following:

	December 31,	December 31,
	2024	2023
Electronic equipment	$5,264	$3,550
Leasehold improvement	448,171	-
Buildings	2,104,005	735,795
Total property, plant and equipment	2,557,440	739,345
Less: Accumulated depreciation	(193,451)	(82,221)
Less: Impairment loss	-	-
Translation adjustments	-	-
Property, plant and equipment, net	$2,363,989	$657,124